CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue		$ 553,466	$ 331,519	$ 181,107
Cost of revenue		89,223	57,825	34,651
Gross profit		464,243	273,694	146,456
Operating expenses:
Research and development		90,531	51,600	37,547
Sales and marketing		208,707	119,262	37,155
General and administrative		82,638	28,746	28,452
Total operating expenses		381,876	199,608	103,154
Income from operations		82,367	74,086	43,302
Financial expenses, net		2,004	4,381	2,741
Income from continuing operations before income taxes		80,363	69,705	40,561
Income taxes		20,542	10,896	7,843
Income from continuing operations, net of income taxes		59,821	58,809	32,718
Income from discontinued operations, net of income taxes			36,480	51,244
Net income	[1]	59,821	95,289	83,962
Net income attributable to non-controlling interest (related to discontinued operations)			0	67
Net income attributable to ironSource Ltd. shareholders		$ 59,821	$ 95,289	$ 83,895
Basic net income per ordinary share, attributable to ironSource Ltd. shareholders*:
Continuing operations		$ 0.07	$ 0.07	$ 0.04
Discontinued operations			0.04	0.06
Basic net income per ordinary share, attributable to ironSource Ltd. shareholders		$ 0.07	$ 0.11	$ 0.10
Weighted-average ordinary shares outstanding-basic*	[1]	832,144,353	636,450,643	730,245,143
Diluted net income per ordinary share, attributable to ironSource*
Continuing operations		$ 0.06	$ 0.06	$ 0.03
Discontinued operations			0.04	0.06
Diluted net income per ordinary share, attributable to ironSource Ltd. shareholders		$ 0.06	$ 0.10	$ 0.09
Weighted-average ordinary shares outstanding-diluted*	[1]	911,059,088	681,900,332	764,181,962
Comprehensive income
Net income		$ 59,821	$ 95,289	$ 83,895
Other comprehensive income, net of tax:
Unrealized gains on derivatives designated as cash flow hedge		495
Other comprehensive income		495
Comprehensive income		$ 60,316	$ 95,289	$ 83,895

[1]	Retrospectively adjusted for the Recapitalization as described in Note 2.